Organization	12 Months Ended
Dec. 31, 2014
Organization [Abstract]
Organization
1.  Organization

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. (“Spectrum Currency”), Morgan Stanley Smith Barney Spectrum Select L.P. (“Spectrum Select”), Morgan Stanley Smith Barney Spectrum Strategic L.P. (“Spectrum Strategic”) and Morgan Stanley Smith Barney Spectrum Technical L.P. (“Spectrum Technical”) (individually, a “Partnership”, or collectively, the “Partnerships”) are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, “Futures Interests”) (refer to Note 6. Financial Instruments).

Ceres Managed Futures LLC, a Delaware limited liability company, acts as the general partner (“Ceres” or the “General Partner”) and commodity pool operator of the Partnerships. Ceres is a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”).  MSSBH is wholly-owned indirectly by Morgan Stanley.  Prior to June 28, 2013, Citigroup Inc. was the indirect minority owner of MSSBH.  Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management (“Morgan Stanley Wealth Management”).  This entity, previously acted as a non-clearing commodity broker for the Partnerships.  Morgan Stanley Wealth Management is a principal subsidiary of MSSBH.

The clearing commodity broker is Morgan Stanley & Co. LLC (“MS&Co.”).  MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts. Morgan Stanley Capital Group Inc. (“MSCG”) acts as the counterparty on all trading of options on foreign currency forward contracts.  MS&Co. and MSCG are wholly-owned subsidiaries of Morgan Stanley.

The Partnerships no longer offer Units of limited partnership interest (“Unit(s)”) for purchase or exchange.

Effective December 31, 2014, Ceres terminated the management agreement among Ceres, Rotella Capital Management, Inc. (“Rotella”) and Spectrum Technical pursuant to which Rotella ceased all Futures Interests trading on behalf of Spectrum Technical.

Effective December 31, 2014, Spectrum Currency fully redeemed its investment from KR Master Fund L.P. (“KR Master Fund”).  In addition, Krom River Investment Management (Cayman) Limited and Krom River Trading AG (together, and each separately, “Krom River”) no longer act as commodity trading advisors to Spectrum Currency.  Effective on or about January 1, 2015, Spectrum Currency reallocated the assets allocated to Krom River to the existing commodity trading advisor in Spectrum Currency.

Effective December 9, 2014, Cambridge Strategy (Asset Management) Limited (“Cambridge”), trading advisor to the Cambridge Master Fund L.P. (the “Cambridge Master Fund”), in consultation with the General Partner for Spectrum Currency, agreed to increase the amount of leverage applied to the assets of the Cambridge Master Fund allocated to Cambridge by the General Partner to 2.0 times the assets of the Cambridge Master Fund allocated to Cambridge by the General Partner and traded pursuant to Cambridge’s Asian Markets Alpha Programme and the Emerging Markets Alpha Programme.

Effective October 1, 2014, the flat rate brokerage fee, equal to an annual rate of 3.6% of Spectrum Currency’s net assets, was separated into (i) a general partner administrative fee payable to the General Partner equal to an annual rate of 1.6% of the Spectrum Currency’s net assets, and (ii) an ongoing placement agent fee payable to Morgan Stanley Wealth Management equal to an annual rate of 2.0% of the Spectrum Currency’s net assets.  The October 1, 2014 fee changes, in the aggregate, did not exceed the flat rate brokerage fee and, accordingly, there was no change to the aggregate fees incurred by Spectrum Currency.

Effective October 1, 2014, the flat rate brokerage fees, equal to an annual rate of 4.0% of each of Spectrum Select, Spectrum Strategic and Spectrum Technical’s net assets, was separated into (i) a general partner administrative fee payable to the General Partner equal to an annual rate of 2.0% of the relevant Partnership’s net assets, and (ii) an ongoing placement agent fee payable to Morgan Stanley Wealth Management equal to an annual rate of 2.0% of the relevant Partnership’s net assets.  The October 1, 2014 fee changes, in the aggregate, did not exceed the flat rate brokerage fees and, accordingly, there was no change to the aggregate fees incurred by Spectrum Select, Spectrum Strategic and Spectrum Technical.

Effective the close of business on August 8, 2014, Ceres terminated the management agreement among Ceres, Northfield Trading L.P. (“Northfield”) and Spectrum Select pursuant to which Northfield ceased all Futures Interests trading on behalf of Spectrum Select.

Effective June 1, 2014, the management fee payable by Spectrum Technical to Campbell & Company, Inc. (“Campbell”) was reduced from a monthly management fee rate equal to 1/12th of 2% (a 2% annual rate) per month of net assets allocated to Campbell on the first day of each month to a monthly management fee rate equal to 1/12th of 1.5% (a 1.5% annual rate) per month of net assets allocated to Campbell on a first day of each month.

Effective October 1, 2014, the flat rate brokerage fee for Spectrum Currency was reduced from 4.60% per annum (paid monthly) to 3.60% per annum (paid monthly) of Spectrum Currency’s net assets.

Effective April 1, 2014, the flat rate brokerage fee for each of Spectrum Select, Spectrum Strategic and Spectrum Technical was reduced from 6.0% per annum (paid monthly) to 4.0% per annum (paid monthly) of the relevant Partnership’s net assets.

Effective March 1, 2014, the management fee payable by Spectrum Strategic to Blenheim Capital Management, L.L.C. (“Blenheim”) was reduced to a rate of 1/12th of 2% (a 2% annual rate) of net assets allocated to Blenheim on the first day of each month.

Effective March 1, 2014, the incentive fee payable by Spectrum Strategic to Blenheim increased to 20% of the trading profits experienced with respect to the net assets allocated to Blenheim accruing monthly but payable as of the end of each calendar quarter.

Effective March 1, 2014, Spectrum Strategic directly pays Morgan Stanley Smith Barney BHM I, LLC (“BHM I, LLC”) for its pro rata portion of incentive, management and administrative fees.

Effective March 1, 2014, the management fee payable by Spectrum Strategic to Aventis Asset Management LLC (“Aventis”) was reduced to a rate of 1/12th of 1.25% (a 1.25% annual rate) of net assets allocated to Aventis on the first day of each month.

Effective December 1, 2013, the management fee payable by Spectrum Technical to Blackwater Capital Management LLC (“Blackwater”) was reduced from a monthly management fee rate equal to 1/12th of 1.25% (a 1.25% annual rate) per month of net assets allocated to Blackwater on the first day of each month to a monthly management fee rate equal to 1/12th of 0.75% (a 0.75% annual rate) per month of net assets allocated to Blackwater on the first day of each month.

Effective December 1, 2013, the management fee payable by Spectrum Select to Northfield was reduced from a monthly management fee rate equal to 1/12th of 2% (a 2% annual rate) of net assets allocated to Northfield on  the first day of each month to a monthly management fee rate equal to 1/12th of 1% (a 1% annual rate) per month of net assets allocated to Northfield on the first day of each month.

Effective October 1, 2013, the management fee payable by Spectrum Currency to Krom River was reduced from a monthly management fee rate equal to 1/12th  of 2% (a 2% annual rate) per month of net assets allocated to Krom River on the first day of each month to a monthly management fee rate equal to 1/12th of 1% (a 1% annual rate) per month of net assets allocated to Krom River on the first day of each month.

Effective October 1, 2013, the General Partner determined that Spectrum Currency’s assets allocated to Cambridge would be allocated 50% to Cambridge’s Asian Markets Alpha Programme, and 50% to Cambridge’s Emerging Markets Alpha Programme.

Effective October 1, 2013, EMC Capital Management, Inc. (“EMC”) assigned its obligations, rights and interest to EMC Capital Advisors, LLC (“EMC Capital Advisors”).  EMC Capital Advisors assumed all of EMC’s obligations under the management agreement, dated as of June 1, 1998, as amended, among Spectrum Select, the General Partner and EMC.

Effective June 28, 2013, Ceres terminated the management agreement among Ceres, Sunrise Capital Management, Inc. (“Sunrise Capital”) and Spectrum Select, pursuant to which Sunrise Capital ceased all Futures Interest trading on behalf of  Spectrum Select.

Effective May 31, 2013, Ceres terminated the management agreement among Ceres, C-View International Limited (“C-View”) and Spectrum Currency pursuant to which C-View ceased all Futures Interest trading on behalf of Spectrum Currency.

Effective the close of business on October 31, 2012, Ceres terminated the management agreement dated as of November 1, 1994, and as amended on November 30, 2000, between Ceres, John W. Henry & Company, Inc. (“JWH”) and Spectrum Technical.  Consequently, JWH ceased all trading on behalf of Spectrum Technical effective October 31, 2012.

Effective the close of business on October 31, 2012, Ceres terminated the management agreement dated as of November 1, 1994, among Ceres, Chesapeake Capital Corporation (“Chesapeake”) and Spectrum Technical.  Consequently, Chesapeake ceased all trading on behalf of Spectrum Technical effective October 31, 2012.

On October 22, 2012, Ceres, Cambridge and Spectrum Currency entered into a management agreement pursuant to which, effective November 1, 2012, Cambridge serves as a trading advisor to Spectrum Currency and trades its allocated portion of Spectrum Currency’s net assets through its investment in Cambridge Master Fund L.P. pursuant to the Cambridge Asian Markets Alpha Programme.

Effective the close of business on October 10, 2012, Ceres terminated the management agreement dated as of January 1, 2012, between Ceres, Flintlock Capital Asset Management, LLC (“Flintlock”) and Spectrum Currency.  The Partnership fully redeemed its investment in FL Master Fund L.P. (“FL Master Fund”) effective October 10, 2012.

Effective June 1, 2012, Chesapeake reduced the management fee it receives from Spectrum Technical from a  rate of 1/12th of 2% (a 2% annual rate) of adjusted net assets to 1/12th of 1% (a 1% annual rate) of adjusted net assets.

Effective June 1, 2012, Aspect Capital Limited (“Aspect”) reduced the monthly management fee for Spectrum Technical from 1/12th of 2.0% (a 2.0% annual rate) to 1/12th of 1.5% (a 1.5% annual rate) of the net assets as of the first day of each month.

Effective May 22, 2012, Chesapeake, in consultation with the General Partner for Spectrum Technical temporarily reduced the overall leverage of Spectrum Technical’s assets traded pursuant to Chesapeake’s Diversified 2XL Program (the “Program”) from 75% of the customary leverage utilized by the Program, to 50% of the customary leverage utilized by the Program, a reduction of 33.33%.  This reduction in leverage was in response to the then current market environment and the adverse performance experienced by Chesapeake over the previous 12 months.

As of January 2, 2012, the General Partner changed the trading strategy of Spectrum Currency to a strategy in which the trading advisors employ proprietary trading models and methodologies that seek to identify favorable price relationships between and among various global currency and commodity markets through the analysis of technical market information.  Spectrum Currency aims to achieve capital appreciation through speculative trading directly and indirectly, in U.S. and international markets for currencies, agricultural and energy products and precious and base metals.  Spectrum Currency may employ futures, options on futures, and forward contracts in those markets.

Effective January 1, 2012, the management fee payable by Spectrum Technical to Winton Capital Management Limited (“Winton”) was reduced from a monthly management fee rate equal to 1/6th of 1% (a 2% annual rate) per month of net assets allocated to Winton on the first day of each month to a monthly management fee rate equal to 1/12th of 1.5% (a 1.5% annual rate) per month of net assets allocated to Winton on the first day of each month.

Effective January 1, 2012, the General Partner added Flintlock and Krom River as trading advisors to manage the assets of Spectrum Currency through its investments in FL Master Fund and KR Master Fund, respectively.

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.